Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	$ 0	$ 0	$ 0
Acquisitions of unproved property	44	5	9
Exploration	686	726	734
Development	1,008	978	1,777
Total costs	1,738	1,709	2,520
Australia [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0
Acquisitions of unproved property	0
Exploration	38	44	25
Development	232	132	195
Total costs	270	176	220
United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property	38	5	9
Exploration	278	190	418
Development	676	792	1,548
Total costs	992	987	1,975
Other countries [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property	6
Exploration	370	492	291
Development	100	54	34
Total costs	$ 476	$ 546	$ 325